GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of components of accumulated other comprehensive income, included in shareholder's equity

	Years Ended December 31,
	2012	2011	2010
Net unrealized gains (losses)
on available-for-sale securities	$5,747	$4,914	$(1,316)
Net actuarial (gain) loss on unfunded portion
of postretirement benefit obligation	2,920	302	(2,852)
	8,667	5,216	(4,168)
Tax effect	3,337	2,008	1,605

Other comprehensive income (loss)	$5,330	$3,208	(2,563)